Share-based Awards - Additional Information (Detail) (USD $)	3 Months Ended					3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Employee Stock Plan, 2008 Plan	Mar. 31, 2013 Employee Stock Plan, 2008 Plan Individual Employee	Mar. 31, 2013 Employee Stock Plan, 2008 Plan Minimum	Mar. 31, 2013 Stock Option	Mar. 31, 2012 Stock Option	Mar. 31, 2013 Stock Option Minimum	Mar. 31, 2013 Stock Option Maximum	Mar. 31, 2013 Restricted Stock Units (RSUs)	Mar. 31, 2012 Restricted Stock Units (RSUs)	Mar. 31, 2013 Employee Stock Plan, 2003 Plan	Mar. 31, 2013 Employee Stock Plan, 2003 Plan Individual Employee	Apr. 23, 2013 Restricted Stock Units 2013 Subsequent Event	Jul. 21, 2008 Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000								6,000,000	400,000	1,600,000	1,000,000
Maximum number of award as percentage of shares outstanding												10.00%
Shares vesting period						5 years
Shares expiration period						8 years
Weighted Average Remaining Contractual Life of Options Outstanding						4 years 6 months 7 days			8 years
Options granted fair value								$ 3.68	$ 13.93
Weighted average fair value per option						$ 8.71
Exercisable - number of shares						2,390,668
Exercisable - weighted average remaining contractual life						3 years 4 months 24 days
Exercisable - weighted average exercise price						$ 24.32
Fully vested total intrinsic value						21,400,000
Intrinsic value of option exercised						3,500,000	800,000
Fair value of RSU's vested										0	0
Non-cash stock compensation expense not yet recognized	17,900,000
Unrecognized stock-based compensation expense, weighted average period (years)	3 years
Tax benefit on exercise of options	$ 251,000	$ 400,000